Shareholders' capital	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Shareholders' capital	Shareholders’ capital
(a)Common shares
The number of common shares outstanding is as follows:

	Six months ended
	June 30
	2024	2023
Common shares, beginning of period	689,271,039	683,614,803
Settlement of Purchase Contracts	76,909,700	—
Exercise of share-based awards	749,522	772,591
Dividend reinvestment plan	—	4,370,289
Conversion of convertible debentures	—	1,415
Common shares, end of period	766,930,261	688,759,098
10.Shareholders’ capital (continued)
(a)Common shares (continued)
Settlement of Purchase Contracts
On June 17, 2024, in connection with the settlement of the Purchase Contracts that were components of the Company’s outstanding Green Equity Units, the holders of Green Equity Units received 3.3439 common shares for each such Purchase Contract. The holders' obligations to payments under such Purchase Contracts were satisfied with the proceeds of the treasury portfolio purchased in connection with the successful optional Note remarketing that closed on March 28, 2024. Upon settlement of all outstanding Purchase Contracts, the Company received an aggregate of $1,150,000 in exchange for the issuance of an aggregate of 76,909,700 common shares at an effective issuance price of $14.95 per share.
(b)    Share-based compensation
For the three and six months ended June 30, 2024, AQN recorded $5,172 and $10,282 (2023 - $3,199 and $3,895 respectively) in total share-based compensation expense. The compensation expense is recorded within operating expenses in the unaudited interim condensed consolidated statements of operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As of June 30, 2024, total unrecognized compensation costs related to non-vested share-based awards were $22,953 and are expected to be recognized over a period of 1.4 years.
Stock option plan
During the six months ended June 30, 2024, there were no stock options granted to the executives of the Company.
Performance and restricted share units
During the six months ended June 30, 2024, a total of 2,302,209 performance share units ("PSUs") and restricted share units ("RSUs") were granted to employees of the Company. The awards vest based on the terms of each agreement ranging from January 2024 to January 2027. During the six months ended June 30, 2024, the Company settled 299,256 PSUs and RSUs in exchange for 170,943 common shares issued from treasury, and 128,313 PSUs and RSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards.
During the six months ended June 30, 2024, there were no bonus deferral settlements made by the Company. During the six months ended June 30, 2024, 45,218 bonus deferral RSUs were granted to employees of the Company. The RSUs are 100% vested.
Directors' deferred share units
During the six months ended June 30, 2024, 108,752 deferred share units ("DSUs") were issued pursuant to the election by directors of the Company to defer a percentage of their directors' fee in the form of DSUs. During the six months ended June 30, 2024, the Company settled 368,303 DSUs in exchange for 181,374 common shares issued from treasury, and 186,929 DSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards.
(c)Preferred shares
The dividend rate on the Company’s Cumulative Rate Reset Preferred Shares, Series D (the "Series D Shares") was reset on March 31, 2024 and will, unless redeemed, reset every five years thereafter at a rate equal to the then five-year Government of Canada bond plus 3.28%. Effective March 31, 2024, the dividend rate was reset to 6.853%. The Series D Shares were redeemable at C$25 per share on April 1, 2024, however the Company elected not to exercise its redemption right. The holders of Series D Shares had the right to convert their shares into Cumulative Floating Rate Preferred Shares, Series E (the "Series E Shares"), on April 1, 2024, however fewer than 1,000,000 Series D Shares were tendered for conversion. As a result, no Series E Shares were issued and holders of Series D Shares who tendered their Series D Shares for conversion were not entitled to convert their Series D Shares into Series E Shares.